Schedule II - Valuation and Qualifying Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Allowance For Doubtful Accounts And Other Customer Financing Activity [Member]
Valuation And Qualifying Accounts Disclosure [Line Items]
Beginning Balance	$ 494		$ 538	$ 513
Provision charged to income	137		93	74
Doubtful accounts written off (net)	(59)		(91)	(68)
Other adjustments	(19)		(46)	19
Ending Balance	553		494	538
Future Income Tax Benefits - Valuation Allowance
Valuation And Qualifying Accounts Disclosure [Line Items]
Beginning Balance	612		942	904
Other adjustments	(29)	[1]	(366)	(56)
Additions charged to income tax expense	42		91	134
Additions charged to goodwill, due to acquisitions	7			12
Reductions credited to income tax expense	(41)		(55)	(52)
Ending Balance	$ 591		$ 612	$ 942

[1]	Note 1: Included in Other adjustments in the table above are adjustments to valuation allowances associated with an agreement with a state taxing authority for the monetization of tax credits.